Notes Payable (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended	12 Months Ended
		Jul. 15, 2022	Jul. 13, 2022	May 11, 2022	Sep. 30, 2022	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 07, 2018
Debt Instrument [Line Items]
Debt Instrument, Face Amount							$ 6,061,667	$ 6,061,667
Notes Issued							929,131	929,131	$ 1,275,375		$ 4,000,000
Gain (Loss) on Extinguishment of Debt								3,799,356	0
Common Stock [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued					200,000
Vehicle And Equipment Loans [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 27,295
Notes Issued	[1]						11,246	11,246	18,123
Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 375,000				$ 225,000
Notes Issued	[2],[3]						285,000	285,000	285,000
Debt Conversion, Converted Instrument, Shares Issued						45,000
Debt Instrument, Unamortized Discount						$ 22,500
Notes Payable 1 [Member]
Debt Instrument [Line Items]
Notes Issued							275,000	275,000	275,000
Notes Issued							50,819	50,819	50,819
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Notes Issued	[4]						$ 482,885	482,885	602,787
Debt Conversion, Converted Instrument, Shares Issued							4,114,816
Proceeds from Convertible Debt									2,423,738
Convertible notes payable							$ 482,885	482,885	$ 602,787
Debt Conversion, Converted Instrument, Amount							798,526
Notes Issued							482,885	482,885
Acrued interest							381,259	381,259
Convertible Notes Payable [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Common stock shares issued									154,173
Convertible Notes Payable 2 [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net			$ 70,833
Gain (Loss) on Extinguishment of Debt							252,429	955,658
Convertible Notes Payable 2 [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			75,512
Convertible Notes Payable 2 [Member] | Warrants [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			183,780
Convertible Notes Payable 4 [Member]
Debt Instrument [Line Items]
Convertible notes payable							400,000	400,000
S B A Loans [Member]
Debt Instrument [Line Items]
Notes Issued	[5]						$ 0	$ 0	$ 219,465
Debt face amount									$ 250,535
Debt face amount		$ 124,372		$ 124,300

[1]	In 2019, Malaysia borrowed $27,295 to purchase a car. The note accrues interest at 4.42% and matures in 5 years with a balance due of $11,246 and $18,123 as of December 31, 2022 and 2021, respectively.
[2]	In 2019, the Company entered into various promissory notes with lenders in the aggregate principal balance of $375,000. The effective interest rates of the notes are 10% and mature within one year. In addition, the Company issued 45,000 shares of common stock in the aggregate for the commitment of resulting in a charge of $22,500 to debt discount. In 2020, the Company entered into various promissory notes with lenders in the aggregate principal balance of $225,000 with effective interest rates between 8% and 10% per annum. Each of these notes was extended until May 31, 2023. The outstanding balance of these notes and the notes issued in 2019 was $275,000 at both December 31, 2022 and 2021 plus $50,819 in accrued interest.
[3]	On October 20, 2021, The Company issued two promissory notes to investors for a total of $10,000. One of these notes was paid in full on January 18, 2023. The other has been extended until May 20, 2023.
[4]	During the year ended December 31, 2021, the Company issued an aggregate of $2,423,738 of convertible promissory notes to investors. The notes had maturity dates between nine months and three years and have interest rates between 8% and 12% per annum. The notes were later extended and not in default. The Company also issued 154,173 shares of common stock and granted warrants to purchase 2,400,000 shares of common stock with exercise prices ranging between $2.685 and $3.00 per share. The value of the common stock and warrants were recorded as a discount of the note at fair value.
[5]	During the year ended December 31, 2021, the Company was granted loans (the “PPP Loans”) from the Small Business Administration in the aggregate amount of $250,535, pursuant to the and Paycheck Protection Program (the “PPP”) under Division A, Title I of the Coronavirus Aid, Relief, and Economic Securities (“CARES”) Act, which was enacted March 27, 2020. The PPP Loans, which was in the form of a note that was granted in May 2020 and April 2021, matures in two years and accrues interest at a rate of 1.00% per annum, payable in monthly payments commencing six months after loan disbursement. The note may be prepaid by the Company at any time prior to maturity with no prepayment penalties. Under the terms of the PPP, certain amounts of the PPP Loans may be forgiven if they are used for qualifying expenses as described in the CARES Act. On May 11, 2022, the SBA granted forgiveness of one of the outstanding PPP loans for $124,300. On July 15, 2022, the SBA forgave the other PPP loan for $124,372. As of December 31, 2022 and 2021, the balance of the PPP Loans was $0 and $219,465, respectively.